Revenue from Contract with Customer Revenue from Contract with Customer	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers	Revenue from contracts with customers
Accounting Policy - Revenue from contracts with customers
We measure revenue based on the consideration specified in the contracts with our customers, adjusted for any significant financing components, and excluding any taxes collected on behalf of third parties. We recognize revenue when we satisfy a performance obligation by transferring control over a good or service to our customer.
We bill our customers for, and recognize as net sales, any charges for shipping and handling costs. We have a right to part of the payment for our systems upon reserving a production slot, part upon delivery of our systems, and the remaining part upon final acceptance of our systems. Right to payment for our service and field options occurs upon shipment or completion of the service unless described otherwise. The payment term is typically due 15-45 days after the aforementioned events. The costs related to our sales are recognized as cost of sales. For certain contracts and constructive obligations resulting from these arrangements, for which a loss is evident, we recognize the anticipated loss to the extent the costs of completing these contracts and constructive obligations exceed the amount of the contract price. When we satisfy these obligations, we utilize the related liability.
We generate revenue from the sale of integrated patterning solutions for the semiconductor industry, which mainly consist of systems, system related options and upgrades, other holistic lithography solutions and customer services. The main portion of our net sales is derived from volume purchase agreements with our customers that have multiple deliverables (performance obligations), which mainly include the sale of our systems, system related options, installation, training and extended and enhanced (optic) warranty. In our volume purchase agreements we offer customers discounts in the normal course of sales negotiations. As part of these volume purchases agreements, we may also offer free goods or services and credits that can be used towards future purchases. Occasionally, systems, with the related extended and enhanced (optic) warranties, installation and training services, are ordered individually. Our system sales agreements do not include a general right of return.
For bundled packages, we account for individual goods and services, including the free or discounted goods or services, separately if they are distinct - i.e. if a product or service is separately identifiable from other items in the bundled package and if a customer can benefit from it on its own or with other resources that are readily available to the customer.
The consideration paid for our performance obligations is typically fixed, unless specifically noted in the nature of the performance obligations. At times the total consideration of the contract can be dependent on the final volume of systems ordered by the customer. Variable consideration is estimated at contract inception for each performance obligation, and subsequently updated each quarter, using either the expected value method or most likely amount method, whichever is determined to best predict the consideration to be collected from the customer. Variable consideration is only included in the transaction price if it is considered probable that a significant revenue reversal will not occur. In certain scenarios when entering into a volume purchase agreement, free goods or services are provided directly or through a voucher that can be used on future contracts. Consideration from the contract will be allocated to these performance obligations and revenue recognized when control transfers based on the nature of the goods or services provided.
The total consideration of the contract is allocated between all distinct performance obligations in the contract based on their stand-alone selling prices. The stand-alone selling prices are determined based on other stand-alone sales that are directly observable, when possible. However, for the majority of our performance obligations these are not available. If no directly observable evidence is available, the stand-alone selling price is determined using the adjusted market assessment approach, which requires judgment.
Options to buy goods or services in addition to the purchase commitment are assessed to determine if they provide a material right to the customer that they would not have received if they had not entered into this contract. Each option to buy additional goods or services provided at a discount from the stand-alone selling price is considered a material right. The discount offered from the stand-alone selling price will be allocated from the consideration of the other goods and services in the contract if it is determined the customer will exercise the option to buy, adjusted for the likelihood. Revenue will be recognized in line with the nature of the related goods or services. If it is subsequently determined the customer will not exercise the option to buy, or the option expires, revenue will be recognized.
Occasionally we may enter into a bill-and-hold transaction where we invoice a customer for a system that is ready for delivery but not shipped to the customer until a later date, based on customer’s request. Transfer of control is determined to have occurred only when there is a substantive reason for the arrangement, the system is separately identified as belonging to the customer, the good has been accepted by the customer and is ready for delivery, and we do not have the ability to direct the use of the system.

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms

New systems (established technologies)
New systems sales include i-line, KrF, ArF, ArFi and EUV related systems, along with the related factory options ordered with the base system, as well as metrology and inspection systems. Prior to shipment, the majority of our systems undergo a Factory Acceptance Test (FAT) in our cleanroom facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system meets its standard specifications and any additional technical and performance criteria agreed with the customer. A system is shipped only after all contractual specifications are met or discrepancies from agreed upon specifications are waived and customer signoff is received for delivery. Each system’s performance is re-tested through a Site Acceptance Test (SAT) after installation at the customer site. We have never failed to successfully complete installation of a system at a customer’s premises; therefore, acceptance at FAT is considered to be proven for established technologies with a history of successful customer acceptances at SAT (equal or better than FAT).

Transfer of control of a system undergoing FAT, and recognition of revenue related to this system, will occur upon delivery of the system, depending on the Incoterms.
Transfer of control of a system not undergoing a FAT, and recognition of revenue related to this system, will occur upon customer acceptance of the system at SAT.

Used systems
We have no repurchase commitments in our general sales terms and conditions, however from time to time we repurchase systems that we have manufactured and sold and, following refurbishment, will resell to other customers. This repurchase decision is mainly driven by market demand expressed by other customers and less frequently by explicit or implicit contractual arrangements relating to the initial sale. We consider reasonable offers from any vendor, including customers, to repurchase used systems that we can refurbish, resell, and install as part of our normal business operations.

Transfer of control of the sale of the repurchased and refurbished systems, and related revenue recognition, will occur either upon delivery of the system to the carrier or upon arrival of the system to the customer’s loading dock, depending on the Incoterms and if a FAT was performed prior to shipment. If no FAT was performed, then transfer of control will be upon customer acceptance at SAT. If a FAT was performed, then transfer of control will be upon customer acceptance at FAT, refer to "New systems (established technologies)".

Field upgrades and options (system enhancements)
Field upgrades and options mainly relate to goods and services that are delivered for systems already installed in the customer factories. Certain upgrades require significant installation efforts, enhancing an asset the customer controls, therefore resulting in transfer of control over the period of installation, measured using the cost incurred method which is estimated using labor hours, as this best depicts the satisfaction of our obligation in transferring control. The options and other upgrades that do not require significant installation effort transfer control upon delivery, depending on the Incoterms.

As long as we are not able to make a reliable estimate of the total efforts needed to complete the upgrade, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or completion of the upgrade.

New product introduction
New product introductions are typically newly developed options to be used within our systems. Transfer of control and revenue recognition for new product introductions occurs upon customer acceptance (generally at SAT). Once there is an established history of successful installation and customer acceptance, revenue will be recognized consistent with other systems and goods after transfer of control.

Installation
Installation is provided within the selling price of a system. Installation is considered to be distinct as it does not significantly modify the system being purchased and the customer or a third party could be capable of performing the installation themselves if desired. Transfer of control takes place over the period of installation from delivery through SAT, measured on a straight-line basis, as our performance is satisfied evenly over this period of time.

As long as we are not able to make a reliable estimate of the total efforts needed to complete the installation, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or installation completion.

Warranties
We provide standard warranty coverage on our systems for 12 months and on certain optic parts for 60 months, providing labor and non-consumable parts necessary to repair our systems during these warranty periods. These standard warranties cannot be purchased and do not provide a service in addition to the general assurance the system will perform as promised. As a result, no revenue is allocated to these standard warranties.

Both the extended and enhanced (optic) warranties on our systems are accounted for as a separate performance obligation, with transfer of control taking place over the warranty period, measured on a straight-line basis, as this is a stand-ready obligation.

Time-based licenses and related service
Time-based licenses relate to software licenses and the related service which are sold for a period of time. The licenses and the related service are not considered to be individually distinct and the transfer of control takes place over the license term, measured on a straight-line basis, as our performance is satisfied evenly over this period of time. Payments are made in installments throughout the license term.

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms
Application projects
Application projects are node transition and consulting projects which at times may be provided as free service within a volume purchase agreement. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours as this best depicts the transfer of control of these kind of services.

As long as we are not able to make a reliable estimate of the total efforts needed to complete these kind of projects, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or project completion.

Service contracts
Service contracts are entered into with our customers to support our systems used in their ongoing operations during the systems lifecycle, typically in the form of full-service agreements, limited manpower agreements, other labor agreements, parts availability or parts usage agreements. These services are typically for a specified period of time. Control transfers over this period of time, measured on a straight-line basis, as these are stand-ready obligations, with an exception for the labor hour pool service contracts for which we recognize revenue in line with invoicing, using the practical expedient in ASC 606-10-55-18. Invoicing is typically performed monthly or quarterly throughout the service period, typically payable within 15-45 days.

Billable parts and labor
Billable labor represents maintenance services to our systems installed in the customer’s factories while in operation, through purchase orders from our customer. Control over these services is transferred to the customer upon receipt of customer sign-off.

Billable parts represent spare parts including optical components relating to our systems installed in the customer’s factories while in operation, through purchase orders from our customer.
Billable parts can be:
• Sold as direct spare parts, for which control transfers upon the relevant Incoterms; or
• Sold as part of maintenance services, for which control transfers upon receipt of customer sign-off.

Field projects (relocations)
Field projects represent mainly relocation services. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours as this best depicts the transfer of control of our service.

OnPulse Maintenance
OnPulse maintenance services are provided over a specified period of time on our light source systems. Payment is determined by the amount of pulses counted from each light source system, which is variable. Invoicing is monthly based on the pulses counted. Revenue is recognized in line with invoicing using the practical expedient in ASC 606-10-55-18.

Accounting policy - Revenue from lessor agreements
We classify a lease as a sales-type when the lease meets any of the following criteria at lease commencement:

•	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

•	The lease grants the lessee an option to purchase the underlying asset, that the lessee is reasonably certain to exercise;

•
The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease;

•
The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; or

•	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.
Leases where substantially all the risks and rewards incidental to ownership of an asset are transferred to the lessee are classified as sales-type lease arrangements. If we have offered the customer a sales-type lease arrangement, revenue is recognized at commencement of the lease term. The difference between the gross finance receivable and the present value of the minimum lease payments is initially recognized as unearned interest and presented as a deduction to the gross finance receivable. Interest income is recognized in the Consolidated Statements of Operations over the term of the lease contract using the effective interest method.
Leases whereby all the risks and rewards incidental to ownership are not transferred to the lessee are classified as operating lease arrangements. If we have offered the customer an operating lease arrangement, the system is included in property, plant and equipment upon commencement of the lease. Revenue from operating lease arrangements is recognized in the Consolidated Statements of Operations on a straight-line basis over the term of the lease contract.
Disaggregation of revenue
Our revenue from contracts with customers, on a disaggregated basis, aligns with our reportable segment disclosures with the addition of disaggregation of net system sales per technology and per end-use.
Net system sales per technology were as follows:

Year ended December 31	Net system sales in units	Net system sales in € millions

2019
EUV	26	2,799.7
ArFi	82	4,707.7
ArF dry	22	401.2
KrF	65	679.7
i-line	34	133.5
Metrology & Inspection	115	274.4
Total	344	8,996.2

2018
EUV	18	1,880.1
ArFi	86	4,806.9
ArF dry	16	274.3
KrF	78	860.1
i-line	26	98.6
Metrology & Inspection	114	339.1
Total	338	8,259.1

2017
EUV	11	1,084.2
ArFi	76	4,028.7
ArF dry	13	186.4
KrF	71	743.5
i-line	26	99.7
Metrology & Inspection	95	281.9
Total	292	6,424.4

Net system sales per end-use were as follows:

Year ended December 31	Net system sales in units	Net system sales in € millions

2019
Logic	238	6,565.3
Memory	106	2,430.9
Total	344	8,996.2

2018
Logic	125	3,713.7
Memory	213	4,545.4
Total	338	8,259.1

2017
Logic	145	3,456.7
Memory	147	2,967.7
Total	292	6,424.4

Contract assets and liabilities
The contract assets primarily relate to our rights to a consideration for goods or services delivered but not invoiced at the reporting date. The contract assets are transferred to the receivables when the receivables become unconditional. The contract liabilities primarily relate to remaining performance obligations for which consideration has been received such as down payments received for systems to be delivered, as well as deferred revenue from system shipments, based on the allocation of the consideration to the related performance obligations in the contract. This deferred revenue mainly consists of extended and enhanced warranties, installation and free goods or services provided as part of a volume purchase agreement.
The majority of our customer contracts contain both asset and liability positions. At the end of each reporting period, these positions are netted on a contract basis and presented as either an asset or a liability in the Consolidated Balance Sheets. Consequently, a contract balance can change between periods from a net contract asset balance to a net contract liability balance in the balance sheet.
Significant changes in the contract assets and the contract liabilities balances during the periods are as follows.

Year ended December 31	2018		2019
(in millions)	€		€

	Contract Assets	Contract Liabilities	Contract Assets	Contract Liabilities
Balance at beginning of the year	270.4	2,152.0	95.9	2,953.2
Transferred to receivables from contract assets from the beginning of the period	(456.2)	—	(167.4)	—
Revenues recognized during the year, to be invoiced	192.3	—	68.7	—
Revenue recognition that was included in the contract liability balance at the beginning of the period	—	(1,306.3)	—	(1,528.4)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	—	(64.4)	—	(133.4)
Remaining performance obligations for which considerations have been received	—	2,082.5	—	2,760.8
Transfer between contract assets and liabilities	89.4	89.4	233.8	233.8
Total	95.9	2,953.2	231.0	4,286.0

The increase in the net contract liability to €4,055.0 million as of December 31, 2019 compared to €2,857.3 million as of December 31, 2018 was mainly caused by an increase in contract liabilities related to the recognition of down payments related to unconditional receivables as well as regular down payments for systems to be shipped in 2020 or later. The cumulative catch-up adjustments recognized as revenues in 2019 mainly relate to changed estimates impacting discounts and credits related to system volumes as part of a volume purchase agreement that ended in 2019.
Remaining performance obligations
Our customers generally commit to purchase systems, service, or field options through separate sales orders and service contracts. Typically the terms and conditions of these sales orders come from volume purchase agreements with our customers which can cover up to 5 years. The revenues for each committed performance obligation are estimated based on the terms and conditions agreed through the volume purchase agreements.
When revenues will be recognized is mainly dependent on when systems are shipped or installed or service projects are performed and completed, all of which is estimated based on contract terms and communication with our customers, including the customer facility readiness to take delivery of our goods or services. The volume purchase agreements may be subject to modifications, impacting the amount and timing of revenue recognition for the anticipated revenues.
As of December 31, 2019 the remaining performance obligations amount to €13.2 billion (December 31, 2018: €10.0 billion1). We estimate 55% (December 31, 2018: 66%) of these anticipated revenues is expected to be recognized during the next 12 months. The remaining anticipated revenues mainly include orders related to NXE:3400C and our next-generation EUV platform, High-NA. We target to start shipping High-NA to our customers early 2022.
1.
The remaining performance obligations as of December 31, 2018 have been increased by €1.5 billion to reflect commitments not included in our 2018 Consolidated Financial Statements. The adjustment does not have an impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Balance Sheets, Consolidated Statements of Shareholders’ Equity or Consolidated Statements of Cash Flows.